UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

   November 30, 2004

Vanguard Telecommunication Services Index Fund	Shares	Market Value (000)

COMMON STOCKS (100.4%)

Communications Technology (2.4%)
* SpectraSite, Inc.	8,500	$ 493
* Broadwing Corp.	44,490	295

		788

Computer Services Software & Systems (0.9%)
* @ Road, Inc.	45,959	277

Services--Commercial (0.9%)
* Wireless Facilities, Inc.	35,046	290

Telecommunications Equipment (4.3%)
* American Tower Corp. Class A	32,618	591
* Crown Castle International Corp.	31,907	539
* SBA Communications Corp.	25,373	244

		1,374

Utilities--Telecommunications (91.9%)
Verizon Communications Inc.	155,179	6,398
SBC Communications Inc.	193,373	4,867
BellSouth Corp.	77,122	2,068
AT & T Corp.	78,804	1,442
Sprint Corp.	63,077	1,439
ALLTEL Corp.	25,307	1,435
* Nextel Communications, Inc.	50,391	1,434
* Qwest Communications International Inc.	194,290	777
MCI Inc.	33,086	624
CenturyTel, Inc.	18,334	604
Citizens Communications Co.	41,574	595
Telephone & Data Systems, Inc.	7,525	583
* NII Holdings Inc.	11,357	491
* Western Wireless Corp. Class A	16,540	447
* Nextel Partners, Inc.	24,011	434
* Level 3 Communications, Inc.	110,885	383
* Commonwealth Telephone Enterprises, Inc.	6,978	340
* Cincinnati Bell Inc.	93,685	337
* USA Mobility, Inc.	9,129	332
* Price Communications Corp.	17,853	323
* U.S. Cellular Corp.	7,230	320
* PTEK Holdings, Inc.	30,206	318
* Primus Telecommunications Group, Inc.	97,314	295
* General Communication, Inc.	28,504	292
Surewest Communications	10,157	289
North Pittsburgh Systems, Inc.	11,368	285
CT Communications, Inc.	21,072	279
* Dobson Communications Corp.	150,553	273
* Centennial Communications Corp. Class A	40,266	266
* Triton PCS, Inc.	106,155	265
* Time Warner Telecom Inc.	68,451	259
* UbiquiTel Inc.	37,100	241
* IDT Corp. Class B	15,155	233
Shenandoah Telecommunications Co.	6,831	202
* Boston Communications Group, Inc.	14,616	130
* IDT Corp.	6,982	102
* McLeod USA Inc.	30,649	8

		29,410

TOTAL COMMON STOCKS
(Cost $30,044)		32,139

TEMPORARY CASH INVESTMENT (2.8%)

Vanguard Market Liquidity Fund, 2.01%**	905,983	906

TOTAL TEMPORARY CASH INVESTMENT
(Cost $906)		$ 906

TOTAL INVESTMENTS
(Cost $30,950)		33,045

OTHER ASSETS AND LIABILITIES-NET (-3.2%)		(1,029)

NET ASSETS (100%)		$ 32,016

* Non-income-producing security.

** Money market fund only available to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $30,950,000. Net unrealized appreciation of investment securities for tax purposes was $2,095,000, consisting of unrealized gains of $2,443,000 on securities that had risen in value since their purchase and $348,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.